Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Schedule of Future Lease Payments Under Operating Leases	Future lease payments under operating leases as of December 31, 2025 were as follows:
December 31, 2025
2026	$307,750
2027	$180,025
Total future lease payments	$487,775
Less imputed interest	$(17,026)
Total lease liabilities	$470,749
Less: current portion	$(290,703)
Operating lease liability, non-current	$180,046